Leases - Summary of the maturity of the lease liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 790,339	₩ 890,689
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	748,881	844,958
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	28,736	32,628
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	12,722	13,103
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	39,743	39,193
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	32,077	31,623
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	6,899	6,849
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	767	721
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	46,814	47,913
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	44,129	45,513
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,052	1,687
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	633	713
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	67,912	67,440
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	63,944	63,760
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,933	2,355
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	1,035	1,325
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	122,482	136,603
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	114,686	128,823
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	5,420	5,578
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	2,376	2,202
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	420,879	503,513
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	401,536	479,432
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	11,432	15,939
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	7,911	8,142
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	92,509	96,027
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	92,509	95,807
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	0	220
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	₩ 0	₩ 0